Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,272,000
Previously Paid Amount	0.00
Total Fee Amount	451.86
Total Offset Amount	0.00
Net Fee	451.86
Narrative - Max Aggregate Offering Price	$ 3,272,000
Final Prospectus	true